                             LIMITED MATURITY FUND
                                SHORT BOND FUND
                               U.S. TREASURY FUND
                             INTERMEDIATE BOND FUND
                                OPPORTUNITY FUND

                                 Annual Report
                                October 31, 1995

                                     [LOGO]

                        PAYDEN & RYGEL INVESTMENT GROUP

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Shareholder Letter................................    1
Management Discussion.............................    3
Performance Data..................................    6
Portfolio Highlights..............................    9
Statements of Assets & Liabilities................   14
Statements of Operations..........................   16
Statements of Changes in Net Assets...............   18
Schedules of Portfolio Investments................   21
Notes to Financial Statements.....................   31
Financial Highlights..............................   36
Independent Auditors' Report......................   40
Glossary of Terms.................................   41

             [LOGO]

October 31, 1995

Dear Fellow Shareholders:

    The challenge for investors and fund managers alike during the past twelve months has been to focus on longer-term investment objectives and not over react to short-term changes in perception. In retrospect, the period from October 1994 to October 1995 encompassed a cycle that included one of the worst bond markets in history, but also a period where there was the fastest recovery in bonds. The panic that prevailed during the second and third quarter of 1994 quickly dissipated, and a positive tone returned to the market during the first quarter of 1995. Actually, by March 1995 bonds had earned back what they had lost in 1994, and they have continued to perform very favorably through our current fiscal year ending October 31, 1995. In the global arena, the U.S. dollar endured a roller coaster ride of its own, reaching an all time low versus the Japanese yen and German mark, in April 1995, only to strengthen back to more neutral levels by the end of the Fund's fiscal year in October.

    Our investment strategy was based on a fundamental belief that the global economies would sustain low to moderate growth without any pick up of inflation. In fact, we anticipated that a deflationary trend would prevail and continue throughout 1995. It was our anticipation that perception would change.

    The last year also marked key developments for the Payden & Rygel Funds. All Funds grew in size, with the flagship Global Fixed Income Fund growing another 25% to $540 million by fiscal year end. This makes it one of the largest global bond mutual funds in the country. As of October 31, 1995, Morningstar awarded its highest rating of five stars to the Global Fixed Income Fund highlighting the superior return it has achieved with a low level of risk. We also launched the U.S. Treasury Fund in January 1995 and the International Bond Fund in April 1995, expanding the range of fixed income vehicles available to our clients.

    We are very positive about the prospects for bonds in the coming fiscal year, as sound fiscal and monetary policies are the key factors in most developed nations. With the prospect of low inflation, it is very possible that in the next few years it may be the start of a long-term era in which moderate growth and contained inflation will allow interest rates to fall even further. Against this scenario, we also believe that the investor may witness real returns (adjusted for inflation) higher than has been evidenced in the last three decades.

    We appreciate your investment in our Funds and look forward to another profitable year in 1996.

Best Wishes,

[SIG]

Joan A. Payden
President and Chairman of the Board
Payden & Rygel Investment Group

                        PAYDEN & RYGEL INVESTMENT GROUP
                                 DOMESTIC FUNDS

                             MANAGEMENT DISCUSSION

THE YEAR IN REVIEW

    The past 12 months has been an exemplary period for fixed income investors. Interest rates fell substantially, almost 1 3/4% in the 30-year bond and 1 1/4% in the 2-year note. The drop in rates led to excellent performance for the Payden & Rygel Mutual Funds.

    The primary reason for the drop in interest rates was the low inflation environment in the United States. In February 1995, the Federal Reserve finished the last of a series of rate hikes which were designed to thwart any inflationary pressures building in the economy. Today, with inflation running under 3.0% it appears the Federal Reserve has achieved its objective. Investors appear willing to concede that inflationary pressures have eased as their purchases of longer maturity bonds has brought yields down and flattened the yield curve from a year-ago levels.

                                  YIELD CURVE
                            10/31/1994 VS 10/31/1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            10/31/95    PERCENT (%)    10/31/94
3mo              5.50           5.14
6mo              5.55           5.65
1yr              5.54           6.14
2yr              5.60           6.82
3yr              5.68           7.04
5yr              5.80           7.48
10yr             6.02           7.80
30yr             6.33           7.97

    Monetary policy made the transition from one of restraint to neutrality. The Federal Reserve eased monetary policy in July from 6.0% to the current targeted rate of 5.75%. This was the first ease since July 1992. The drop in rates was in response to an inventory buildup that slowed second quarter economic growth below 2.0%. Currently the economy is expanding at a more modest 2.5 to 3.0%. This is consistent with projected long-term potential growth for the U.S. economy. Other factors that reinforce a moderating domestic economy are the relative weakness in foreign economies. The Japanese banking crisis, slowing European economic growth and continued problems associated with the Mexican peso devaluation will restrain the U.S. economy from expanding at a high rate.

FUND STRATEGIES

    One of the keys to our performance advantage over the past year came from recognizing key economic fundamentals. Early in 1995, real interest rates, measured as the difference between yields on long Treasury bonds less the inflation rate, were at attractive levels. The premium demanded by the marketplace for the perceived inflation risk was relatively high. The realization that the marketplace was demanding too much of an inflation premium prompted the Fund's purchase of longer maturing assets that would outperform when economic fundamentals reasserted themselves. The Opportunity Fund was a prime example of this strategy as its 12-month return exceeded its benchmark.

    Economic fundamentals also prompted an increased weighting in corporate bonds. The increasing strength in corporate balance sheets due to healthy profits, productivity increases and increased capital positions are a good environment for corporate bonds. Corporate bonds were also the positive recipient of a backlash from 1994's derivative debacle. As investment in structured securities and derivatives waned, corporate bonds filled the void by providing extra yield along with the improving credit environment.

                   REAL INTEREST RATES -- FED FUND MINUS CPI

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  INFLATION PREMIUM TOO HIGH.
Real Interest Rates above 3.0%.
MONTH END                              PERCENT (%)
31106                                         4.85
31137                                         4.65
31167                                         4.45
31198                                         4.46
31228                                         4.21
31259                                          4.3
31290                                          4.6
31320                                          4.4
31351                                          3.9
31381                                         3.65
31412                                         3.15
31443                                         3.05
31471                                         3.05
31502                                         3.55
31532                                         3.85
31563                                         3.45
31593                                          3.2
31624                                          2.3
31655                                          1.8
31685                                          1.7
31716                                          1.1
31746                                          0.7
31777                                         1.05
31808                                         0.85
31836                                          1.1
31867                                         0.85
31897                                         0.75
31928                                         1.15
31958                                         1.35
31989                                         1.95
32020                                          2.1
32050                                          2.1
32081                                         1.75
32111                                            1
32142                                         1.05
32173                                         1.05
32202                                         0.65
32233                                         0.15
32263                                         0.25
32294                                         0.05
32324                                         0.15
32355                                         0.05
32386                                            0
32416                                         -0.2
32447                                            0
32477                                            0
32508                                         -0.1
32539                                         -0.3
32567                                         -0.1
32598                                         -0.2
32628                                         -0.2
32659                                          0.1
32689                                          0.2
32720                                          0.2
32751                                          0.2
32781                                          0.2
32812                                          0.3
32842                                          0.3
32873                                          0.5
32904                                         0.75
32932                                            1
32963                                         1.35
32993                                         1.95
33024                                         1.75
33054                                         1.45
33085                                         1.85
33116                                         1.75
33146                                         2.15
33177                                          2.8
33207                                          2.8
33238                                          2.7
33269                                          3.1
33297                                          3.1
33328                                          2.9
33358                                          2.8
33389                                            3
33419                                         2.85
33450                                         3.15
33481                                         3.25
33511                                         2.95

LOOKING FORWARD: OPPORTUNITY OR ANOTHER 1994?

    As the economy enters its fifth year of economic expansion, the underlying fundamentals for lower yields remains promising. The increasing globalization of capital and business formation allows companies to seek out opportunities in countries that will allow them to be productive and competitive. The ability of business to remain competitive and control costs, such as labor, are a key determinant towards low inflation and hence lower interest rates. On the fiscal front, the political mandate for a balanced budget package has never been stronger. All of these factors are positive long-term influences on the bond market. The speculative excesses that caused the poor bond market performance in 1994 are not evident in today's marketplace. Therefore, we believe that the future holds opportunity for fixed income investors.

                             LIMITED MATURITY FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         MERRILL LYNCH 90-DAY
                        LIMITED MATURITY FUND            TREASURY BILL INDEX
MONTH END                VALUE OF $100,000 INVESTED
04/30/94                                    100,000                       100,000
05/30/94                                    100,230                       100,300
07/31/94                                    101,180                       101,070
10/31/94                                    101,840                       102,230
01/31/95                                    103,080                       103,660
04/30/95                                    104,960                       105,180
07/31/95                                    106,830                       106,770
10/31/95                                    108,390                       108,280

                          AVERAGE ANNUAL TOTAL RETURN

                                                          Since Inception
                                              1 Year       (May 2, 1994)
                                            -----------  ------------------
Limited Maturity Fund.....................        6.43%           5.51%
Merrill Lynch 90-Day Treasury Bill
  Index...................................        5.92            5.43

----------------------------------------------------------------------
                                SHORT BOND FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           SHORT BOND FUND               MERRILL LYNCH 1-3 YEAR
                                                             TREASURY INDEX
MONTH END                VALUE OF $100,000 INVESTED
12/21/93                                    100,000                         100,000
1/31/94                                     100,510                         100,640
4/30/94                                      98,850                          99,150
7/31/94                                     100,020                         100,440
10/31/94                                    100,210                         100,790
1/31/95                                     101,590                         101,970
4/30/95                                     104,550                         104,870
7/31/95                                     107,540                         107,720
10/31/95                                    109,790                         109,810

                          AVERAGE ANNUAL TOTAL RETURN

                                                        Since Inception
                                         1 Year       (December 31, 1993)
                                       -----------  -----------------------
Short Bond Fund......................        9.56%             5.23%
Merrill Lynch 1-3 Year Treasury
  Index..............................        8.95              5.24

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                             INTERMEDIATE BOND FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                               LEHMAN INTERMEDIATE
                       INTERMEDIATE BOND FUND              GOVERNMENT/CORPORATE INDEX
MONTH END                VALUE OF $100,000 INVESTED
12/21/93                                    100,000                                  100,000
1/1/94                                      101,180                                  101,110
4/30/94                                      96,430                                   97,310
7/31/94                                      97,210                                   98,790
10/31/94                                     96,480                                   98,170
1/31/95                                      98,240                                   99,720
4/30/95                                     101,790                                  103,640
7/31/95                                     105,320                                  107,500
10/31/95                                    108,480                                  110,480

                          AVERAGE ANNUAL TOTAL RETURN

                                                      Since Inception
                                        1 Year      (December 31, 1993)
                                      ----------  -----------------------
Intermediate Bond Fund..............      12.43%             4.54%
Lehman Intermediate Government/
  Corporate Index...................      12.54              5.59

----------------------------------------------------------------------
                                OPPORTUNITY FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          OPPORTUNITY FUND                LEHMAN GOVERNMENT/           LEHMAN AGGREGATE
                                                           CORPORATE INDEX                   INDEX
MONTH END                VALUE OF $100,000 INVESTED
12/21/93                                    100,000                       100,000                    100,000
1/31/94                                     101,900                       101,500                    101,350
4/30/94                                      95,540                        96,070                     96,360
7/31/94                                      96,680                        97,580                     98,040
10/31/94                                     94,520                        96,030                     96,630
1/31/95                                      97,070                        98,350                     99,010
4/30/95                                     101,130                       102,710                    103,400
7/31/95                                     105,540                       107,450                    107,950
10/31/95                                    110,000                       111,550                    111,750

                          AVERAGE ANNUAL TOTAL RETURN

                                                      Since Inception
                                        1 Year      (December 31, 1993)
                                      ----------  -----------------------
Opportunity Fund....................      16.39%             5.34%
Lehman Government/Corporate Index...      16.16              6.15
Lehman Aggregate Index..............      15.65              6.25

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                               U.S. TREASURY FUND

               COMPARISON TO BROAD BASED SECURITIES MARKET INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         U.S. TREASURY FUND               LEHMAN INTERMEDIATE
                                                            TREASURY INDEX
MONTH END                VALUE OF $100,000 INVESTED
12/31/94                                    100,000                        100,000
1/31/95                                     101,300                        101,620
2/28/95                                     102,870                        103,560
3/31/95                                     103,370                        104,130
4/30/95                                     104,600                        105,340
5/31/95                                     107,870                        108,310
6/30/95                                     108,630                        109,020
7/31/95                                     108,430                        109,070
8/30/95                                     109,460                        109,950
9/30/95                                     110,190                        110,680
10/31/95                                    111,610                        111,610

                          AVERAGE ANNUAL TOTAL RETURN

                                                    Since Inception
                                                   (January 1, 1995)
                                                  -------------------
U.S. Treasury Fund..............................          11.61%
Lehman Intermediate Treasury Index..............          11.92

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                             LIMITED MATURITY FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                                October 31, 1994  October 31, 1995
                                ----------------  ----------------
Net Assets:                          $14,247,889       $18,414,303
Number of Issues:                             20                23
Average Maturity:                      0.6 years         0.7 years
SEC Yield:                                 5.43%             5.52%

                         SECTOR AND QUALITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CREDIT QUALITY
AAA                         91%
AA                           3%
A                            6%
SECTOR
Treasury                    52%
Corporate                   17%
Mortgage                    31%

                               MATURITY BREAKDOWN
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YEARS TO MATURITY
0-1                              67%
1-2                              25%
2-3                               8%

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                                SHORT BOND FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                                October 31, 1994  October 31, 1995
                                ----------------  ----------------
Net Assets:                           $2,591,564       $19,156,786
Number of Issues:                             11                27
Average Maturity:                      1.5 years         2.6 years
SEC Yield:                                 5.64%             5.62%

                         SECTOR AND QUALITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CREDIT QUALITY
AAA                         69%
AA                           6%
A                           25%
SECTOR
Treasury                    55%
Corporate                   34%
Mortgage                    11%

                               MATURITY BREAKDOWN
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YEARS TO MATURITY
0-1                              10%
1-3                              56%
3-5                              29%
5-7                               5%

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                             INTERMEDIATE BOND FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                                October 31, 1994  October 31, 1995
                                ----------------  ----------------
Net Assets:                          $14,311,871       $34,390,923
Number of Issues:                             17                28
Average Maturity:                      2.2 years         5.9 years
SEC Yield:                                 6.14%             5.93%

                         SECTOR AND QUALITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CREDIT QUALITY
AAA                         65%
AA                           3%
A                           32%
SECTOR
Treasury                    36%
Corporate                   39%
Mortgage                    25%

                               MATURITY BREAKDOWN
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YEARS TO MATURITY
0-1                               4%
1-5                              60%
5-10                             27%
10+years                          9%

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                                OPPORTUNITY FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                                October 31, 1994  October 31, 1995
                                ----------------  ----------------
Net Assets:                           $3,029,966       $25,821,911
Number of Issues:                              6                32
Average Maturity:                      6.7 years         9.5 years
SEC Yield:                                 6.25%             5.91%

                         SECTOR AND QUALITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CREDIT QUALITY
AAA                         85%
AA                           2%
A                           13%
SECTOR
Treasury                    56%
Corporate                   17%
Mortgage                    27%

                               MATURITY BREAKDOWN
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YEARS TO MATURITY
0-1                               2%
1-5                              39%
5-10                             37%
10+years                         22%

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                              PORTFOLIO HIGHLIGHTS
                               U.S. TREASURY FUND

                                 KEY STATISTICS
----------------------------------------------------------------------

                                       October 31, 1995
                                       ----------------
Net Assets:                                 $10,894,268
Number of Issues:                                    13
Average Maturity:                             4.9 years
SEC Yield:                                        5.60%

                         SECTOR AND QUALITY COMPOSITION
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CREDIT QUALITY
AAA                        100%
SECTOR
Treasury                   100%

                               MATURITY BREAKDOWN
----------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YEARS TO MATURITY
1-3                              22%
3-5                              41%
5-7                              14%
7-10                             23%

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
THIS INFORMATION IS NOT PART OF THE AUDITED FINANCIAL STATEMENTS.

                        PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

                                                 LIMITED      SHORT BOND    INTERMEDIATE
                                              MATURITY FUND      FUND         BOND FUND
                                              -------------  -------------  -------------
ASSETS:
  Investments, at value (cost $18,149,147,
   $18,675,599, and $33,109,393,
   respectively)............................  $  18,210,081  $  18,855,613  $  34,039,185
  Interest receivable.......................        267,561        349,861        488,974
  Unamortized organization costs (Note 4)...          1,220              0              0
  Deferred expense subsidy (Note 5).........        141,585        133,920        135,186
                                              -------------  -------------  -------------
      Total Assets..........................     18,620,447     19,339,394     34,663,345
                                              -------------  -------------  -------------
LIABILITIES:
  Accrued expenses and other liabilities:
    Investment advisory fees................         49,529         31,760         84,552
    Administration fees.....................            531            598            997
    Accounting and transfer agent fees......          3,365          4,664          4,133
    Legal and audit fees....................         19,479         19,755         20,599
    Payable to Payden & Rygel (Note 5)......        126,002        116,212        150,416
    Other...................................          7,238          9,619         11,725
                                              -------------  -------------  -------------
      Total Liabilities.....................        206,144        182,608        272,422
                                              -------------  -------------  -------------
NET ASSETS:
  Paid in capital...........................     18,351,052     18,958,028     33,196,940
  Undistributed net investment income.......          4,869          4,716          7,265
  Net unrealized appreciation on
   investments..............................         60,934        180,014        929,792
  Accumulated net realized gains (losses) on
   investment transactions..................         (2,552)        14,028        256,926
                                              -------------  -------------  -------------
      Net Assets............................  $  18,414,303  $  19,156,786  $  34,390,923
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------
Outstanding shares of beneficial interest...      1,830,050      1,907,327      3,490,147
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------
NET ASSET VALUE -- offering and redemption
 price per share............................  $       10.06  $       10.04  $        9.85
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

                                                              OPPORTUNITY   U.S. TREASURY
                                                                 FUND           FUND
                                                             -------------  -------------
ASSETS:
  Investments, at value (cost $24,892,746 and $10,376,263,
   respectively)...........................................  $  25,492,518  $  10,706,637
  Interest receivable......................................        376,906        212,993
  Unamortized organization costs (Note 4)..................              0          3,101
  Deferred expense subsidy (Note 5)........................        128,947         75,036
                                                             -------------  -------------
      Total Assets.........................................     25,998,371     10,997,767
                                                             -------------  -------------
LIABILITIES:
  Accrued expenses and other liabilities:
    Investment advisory fees...............................         28,357         13,233
    Administration fees....................................            784            324
    Accounting and transfer agent fees.....................          3,215          3,156
    Legal and audit fees...................................         19,569         19,281
    Payable to Payden & Rygel (Note 5).....................        115,143         58,980
    Other..................................................          9,392          8,525
                                                             -------------  -------------
      Total Liabilities....................................        176,460        103,499
                                                             -------------  -------------
NET ASSETS:
  Paid in capital..........................................     25,202,615     10,525,971
  Undistributed net investment income......................          6,090          3,450
  Net unrealized appreciation on investments...............        599,772        330,374
  Accumulated net realized gains (losses) on investment
   transactions............................................         13,434         34,473
                                                             -------------  -------------
      Net Assets...........................................  $  25,821,911  $  10,894,268
                                                             -------------  -------------
                                                             -------------  -------------
Outstanding shares of beneficial interest..................      2,591,405      1,026,380
                                                             -------------  -------------
                                                             -------------  -------------
NET ASSET VALUE -- offering and redemption price per
 share.....................................................  $        9.96  $       10.61
                                                             -------------  -------------
                                                             -------------  -------------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            STATEMENTS OF OPERATIONS

                                                                SHORT BOND     INTERMEDIATE
                                                    LIMITED        FUND            BOND
                                                 MATURITY FUND  -----------        FUND
                                                 -------------    FOR THE    ----------------
                                                 FOR THE YEAR      YEAR        FOR THE YEAR
                                                     ENDED         ENDED          ENDED
                                                  OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                     1995          1995            1995
                                                 -------------  -----------  ----------------
INVESTMENT INCOME -- Interest..................   $   931,604    $ 613,611     $  1,664,292
                                                 -------------  -----------  ----------------
EXPENSES:
  Investment advisory fees (Note 5)............        44,030       27,936           71,012
  Administration fees (Note 5).................        12,864        7,884           20,487
  Custodian and accounting fees (Note 5).......        28,767       27,008           27,008
  Legal and audit fees.........................        18,185       16,157           20,838
  Organization costs (Note 4)..................           365          665              665
  Trustees' fees and expenses..................         2,056        1,134            3,419
  Transfer agent fees (Note 5).................         6,733        6,407            6,587
  Registration and filing fees.................        12,319       12,976           14,604
  Printing costs...............................         5,159        2,874            6,887
  Expenses voluntarily reduced by investment
   adviser and administrator (Note 5)..........             0            0                0
  Expense subsidy (Note 5).....................       (78,022)     (62,951)         (57,134)
                                                 -------------  -----------  ----------------
    Total Expenses.............................        52,456       40,090          114,373
                                                 -------------  -----------  ----------------
Net Investment Income..........................       879,148      573,521        1,549,919
                                                 -------------  -----------  ----------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment
   transactions................................           999       59,994          471,047
  Change in net unrealized appreciation
   (depreciation) on investments...............        91,216      201,029        1,010,731
                                                 -------------  -----------  ----------------
Net realized and unrealized gains on
 investments...................................        92,215      261,023        1,481,778
                                                 -------------  -----------  ----------------
Change in net assets resulting from
 operations....................................   $   971,363    $ 834,544     $  3,031,697
                                                 -------------  -----------  ----------------
                                                 -------------  -----------  ----------------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP

                            STATEMENTS OF OPERATIONS

                                                                              U.S. TREASURY
                                                                OPPORTUNITY        FUND
                                                                    FUND      --------------
                                                                ------------  FOR THE PERIOD
                                                                FOR THE YEAR    JANUARY 3,
                                                                   ENDED           1995
                                                                OCTOBER 31,   TO OCTOBER 31,
                                                                    1995         1995(A)
                                                                ------------  --------------
INVESTMENT INCOME -- Interest.................................  $    569,456    $  381,053
                                                                ------------  --------------
EXPENSES:
  Investment advisory fees (Note 5)...........................        23,790        15,782
  Administration fees (Note 5)................................         6,731         4,476
  Custodian and accounting fees (Note 5)......................        24,988        22,077
  Legal and audit fees........................................        15,835        23,019
  Organization costs (Note 4).................................           665           825
  Trustees' fees and expenses.................................           868           778
  Transfer agent fees (Note 5)................................         6,283         5,477
  Registration and filing fees................................        13,212        21,616
  Printing costs..............................................         2,218         9,664
  Expenses voluntarily reduced by
   investment adviser and administrator (Note 5)..............             0        (3,315)
  Expense subsidy (Note 5)....................................       (56,075)      (75,036)
                                                                ------------  --------------
    Total Expenses............................................        38,515        25,363
                                                                ------------  --------------
Net Investment Income.........................................       530,941       355,690
                                                                ------------  --------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment
   transactions...............................................       202,864        34,473
  Change in net unrealized appreciation
   (depreciation) on investments..............................       600,568       330,374
                                                                ------------  --------------
Net realized and unrealized gains on
 investments..................................................       803,432       364,847
                                                                ------------  --------------
Change in net assets resulting from
 operations...................................................  $  1,334,373    $  720,537
                                                                ------------  --------------
                                                                ------------  --------------

------------------------
(a) Period from commencement of operations.

                       See notes to financial statements.

                         PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                                       LIMITED MATURITY FUND
                                     --------------------------
                                                     FOR THE             SHORT BOND FUND
                                                     PERIOD      -------------------------------
                                        YEAR       MAY 2, 1994      YEAR        FOR THE PERIOD
                                        ENDED      TO OCTOBER       ENDED     DECEMBER 31, 1993
                                     OCTOBER 31,       31,       OCTOBER 31,    TO OCTOBER 31,
                                        1995        1994 (A)        1995           1994 (A)
                                     -----------  -------------  -----------  ------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net investment income............   $ 879,148    $   124,644    $ 573,521      $     79,435
  Net realized gains (losses) on
   investment transactions.........         999         (3,551)      59,994           (45,966)
  Change in net unrealized
   appreciation (depreciation) on
   investments.....................      91,216        (30,282)     201,029           (21,015)
                                     -----------  -------------  -----------  ------------------
Change in net assets resulting from
 operations........................     971,363         90,811      834,544            12,454
                                     -----------  -------------  -----------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS --
  From net investment income.......    (881,648)      (117,275)    (570,116)          (78,124)
                                     -----------  -------------  -----------  ------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares sold........  30,816,505     15,771,727   22,625,118         2,579,120
  Reinvestment of distributions....     866,908        117,275      570,116            78,124
  Cost of shares redeemed..........  (27,606,714)   (1,614,649)  (6,894,440)              (10)
                                     -----------  -------------  -----------  ------------------
Change in net assets from capital
 transactions......................   4,076,699     14,274,353   16,300,794         2,657,234
                                     -----------  -------------  -----------  ------------------
Total change in net assets.........   4,166,414     14,247,889   16,565,222         2,591,564
NET ASSETS:
  Beginning of period..............  14,247,889              0    2,591,564                 0
                                     -----------  -------------  -----------  ------------------
  End of period....................  1$8,414,303   $14,247,889   1$9,156,786     $  2,591,564
                                     -----------  -------------  -----------  ------------------
                                     -----------  -------------  -----------  ------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold......................   3,067,449      1,573,727    2,270,630           259,610
  Shares issued in reinvestment of
   distributions...................      86,480         11,722       57,274             7,995
  Shares redeemed..................  (2,748,189)      (161,139)    (688,181)               (1)
                                     -----------  -------------  -----------  ------------------
Change in shares outstanding.......     405,740      1,424,310    1,639,723           267,604
Outstanding at beginning of
 period............................   1,424,310              0      267,604                 0
                                     -----------  -------------  -----------  ------------------
Outstanding at end of period.......   1,830,050      1,424,310    1,907,327           267,604
                                     -----------  -------------  -----------  ------------------
                                     -----------  -------------  -----------  ------------------

------------------------
(a) Period from commencement of operations.

                       See notes to financial statements.

                         PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                                    INTERMEDIATE BOND FUND              OPPORTUNITY FUND
                                -------------------------------  -------------------------------
                                   YEAR        FOR THE PERIOD       YEAR        FOR THE PERIOD
                                   ENDED     DECEMBER 31, 1993      ENDED     DECEMBER 31, 1993
                                OCTOBER 31,    TO OCTOBER 31,    OCTOBER 31,    TO OCTOBER 31,
                                   1995           1994 (A)          1995           1994 (A)
                                -----------  ------------------  -----------  ------------------
INCREASE (DECREASE) IN NET
 ASSETS OPERATIONS:
  Net investment income.......   $1,549,919     $    269,610      $ 530,941       $   95,845
  Net realized gains (losses)
   on investment
   transactions...............     471,047          (214,121)       202,864         (189,430)
  Change in net unrealized
   appreciation (depreciation)
   on investments.............   1,010,731           (80,939)       600,568             (796)
                                -----------  ------------------  -----------      ----------
Change in net assets resulting
 from operations..............   3,031,697           (25,450)     1,334,373          (94,381)
                                -----------  ------------------  -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS
 --
  From net investment
   income.....................  (1,549,848)         (262,416)      (526,378)         (94,318)
                                -----------  ------------------  -----------      ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares sold...  19,805,492        14,500,944     25,177,485        4,104,000
  Reinvestment of
   distributions..............     926,921           206,593        524,801           94,317
  Cost of shares redeemed.....  (2,135,210)         (107,800)    (3,718,336)        (979,652)
                                -----------  ------------------  -----------      ----------
Change in net assets from
 capital transactions.........  18,597,203        14,599,737     21,983,950        3,218,665
                                -----------  ------------------  -----------      ----------
Total change in net assets....  20,079,052        14,311,871     22,791,945        3,029,966
NET ASSETS:
  Beginning of period.........  14,311,871                 0      3,029,966                0
                                -----------  ------------------  -----------      ----------
  End of period...............  3$4,390,923     $ 14,311,871     2$5,821,911      $3,029,966
                                -----------  ------------------  -----------      ----------
                                -----------  ------------------  -----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold.................   2,074,179         1,528,190      2,588,864          429,743
  Shares issued in
   reinvestment of
   distributions..............      96,175            21,946         54,154           10,135
  Shares redeemed.............    (218,888)          (11,455)      (385,105)        (106,386)
                                -----------  ------------------  -----------      ----------
Change in shares
 outstanding..................   1,951,466         1,538,681      2,257,913          333,492
Outstanding at beginning of
 period.......................   1,538,681                 0        333,492                0
                                -----------  ------------------  -----------      ----------
Outstanding at end of
 period.......................   3,490,147         1,538,681      2,591,405          333,492
                                -----------  ------------------  -----------      ----------
                                -----------  ------------------  -----------      ----------

------------------------
(a) Period from commencement of operations.

                       See notes to financial statements.

                         PAYDEN & RYGEL INVESTMENT GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         U.S. TREASURY
                                                                             FUND
                                                                       -----------------
                                                                        FOR THE PERIOD
                                                                        JANUARY 3, 1995
                                                                        TO OCTOBER 31,
                                                                           1995 (A)
                                                                       -----------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
  Net investment income..............................................    $     355,690
  Net realized gains on investment transactions......................           34,473
  Change in net unrealized appreciation (depreciation) on invest-
   ments.............................................................          330,374
                                                                       -----------------
Change in net assets resulting from operations.......................          720,537
                                                                       -----------------
DISTRIBUTIONS TO SHAREHOLDERS --
  From net investment income.........................................         (352,240)
                                                                       -----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares sold..........................................       11,528,561
  Reinvestment of distributions......................................          351,159
  Cost of shares redeemed............................................       (1,353,749)
                                                                       -----------------
Change in net assets from capital transactions.......................       10,525,971
                                                                       -----------------
Total change in net assets...........................................       10,894,268
NET ASSETS:
  Beginning of period................................................                0
                                                                       -----------------
  End of period......................................................    $  10,894,268
                                                                       -----------------
                                                                       -----------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold........................................................        1,121,118
  Shares issued in reinvestment of distributions.....................           33,655
  Shares redeemed....................................................         (128,393)
                                                                       -----------------
Change in shares outstanding.........................................        1,026,380
Outstanding at beginning of period...................................                0
                                                                       -----------------
Outstanding at end of period.........................................        1,026,380
                                                                       -----------------
                                                                       -----------------

------------------------
(a) Period from commencement of operations.

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                             LIMITED MATURITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR                               SECURITY                             MARKET
PRINCIPAL AMOUNT                         DESCRIPTION                            VALUE
----------------  ----------------------------------------------------------  ----------
ASSET BACKED SECURITIES (8.1%):
      967,048     Chase Manhattan Grantor Trust 1995-A, 6.00%, 9/17/01......  $  968,643
      100,423     Ford 94-A Auto Receivables, 6.35%, 5/15/99................     100,841
      273,936     Honda 94-A Auto Receivables, 4.80%, 8/15/99...............     270,977
      113,821     Premier 93-6A2 Auto Receivables, 4.65%, 11/2/99...........     112,383
       38,070     Premier 94-4A2 Auto Receivables, 5.75%, 11/2/96...........      38,058
                                                                              ----------
Total Asset Backed Securities............................................      1,490,902
                                                                              ----------
CORPORATE BONDS (9.0%):
Finance (5.6%):
      225,000     American General Finance, 7.15%, 5/15/97..................     228,656
      800,000     Norwest Financial, Inc., 8.75%, 4/10/96...................     810,016
                                                                              ----------
                                                                               1,038,672
                                                                              ----------
Industrial Goods & Services (3.4%):
      600,000     Rockwell International, 7.63%, 2/17/98....................     618,750
                                                                              ----------
Total Corporate Bonds.......................................................   1,657,422
                                                                              ----------
U.S. GOVERNMENT AGENCIES (18.6%):
Federal Home Loan Bank:
    1,000,000     5.56%, 2/2/96.............................................     985,530
      600,000     6.23%, 4/24/96............................................     602,166
Federal Home Loan Mortgage Corp.:
    1,850,000     5.57%, 11/20/95...........................................   1,844,255
                                                                              ----------
Total U.S. Government Agencies..............................................   3,431,951
                                                                              ----------
U.S. TREASURY NOTES (59.3%):
    1,620,000     5.13%, 11/15/95...........................................   1,619,701
      845,000     7.50%, 1/31/96............................................     849,090
    1,025,000     7.88%, 2/15/96............................................   1,031,581
    1,600,000     7.75%, 3/31/96............................................   1,614,208
      250,000     5.50%, 4/30/96............................................     249,950
      950,000     7.63%, 4/30/96............................................     959,481
      700,000     7.38%, 5/15/96............................................     706,587
    2,050,000     6.50%, 11/30/96...........................................   2,068,921
      400,000     6.88%, 2/28/97............................................     406,328
      500,000     6.00%, 8/31/97............................................     503,215

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                             LIMITED MATURITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR                               SECURITY                             MARKET
PRINCIPAL AMOUNT                         DESCRIPTION                            VALUE
----------------  ----------------------------------------------------------  ----------
U.S. TREASURY NOTES (CONTINUED):
      900,000     6.13%, 5/15/98............................................  $  909,099
                                                                              ----------
Total U.S. Treasury Notes................................................     10,918,161
                                                                              ----------
INVESTMENT COMPANIES (3.9%):
      711,645     Prairie U.S Government Securities Cash Management Fund....     711,645
                                                                              ----------
Total Investment Companies..................................................     711,645
                                                                              ----------
                  Total (Cost - $18,149,147)(a) (98.9%).....................  $18,210,081
                                                                              ----------
                                                                              ----------

------------------------------
Percentages indicated are based on net assets of $18,414,303.

 (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................................................  $  61,328
Unrealized depreciation......................................................       (394)
                                                                               ---------
Net unrealized appreciation..................................................  $  60,934
                                                                               ---------
                                                                               ---------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                                SHORT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                             VALUE
  ---------------------------------------------------------------------  -----------
  ASSET BACKED SECURITIES (6.2%):
   967,048   Chase Manhattan Grantor Trust 1995-A, 6.00%, 9/17/01......  $   968,643
   100,423   Ford 94-A Auto Receivables, 6.35%, 5/15/99................      100,841
   113,821   Premier 93-6A2 Auto Receivables, 4.65%, 11/2/99...........      112,383
                                                                         -----------
  Total Asset Backed Securities........................................    1,181,867
                                                                         -----------
  CORPORATE BONDS (30.0%):
  Automobiles (4.7%):
   850,000   General Motors Acceptance Corp., 7.63%, 5/5/03............      898,875
                                                                         -----------
  Banks (4.0%):
   250,000   Citicorp, 6.65%, 5/15/00..................................      253,437
   500,000   Citicorp, 6.60%, 8/1/00...................................      505,625
                                                                         -----------
                                                                             759,062
                                                                         -----------
  Consumer Goods & Services (1.0%):
   200,000   Wal-Mart, 5.50%, 3/1/98...................................      197,750
                                                                         -----------
  Electric Utility (3.9%):
   750,000   Puget Sound Power & Light, 1st Mortgage Bond, 6.50%,
              9/14/99..................................................      756,562
                                                                         -----------
  Finance (1.2%):
   225,000   American General Finance, 7.15%, 5/15/97..................      228,656
                                                                         -----------
  Industrial Goods & Services (5.8%):
   900,000   Ingersoll Rand, 6.55%, 8/7/00.............................      912,375
   200,000   Rockwell International Corp., 7.63%, 2/17/98..............      206,250
                                                                         -----------
                                                                           1,118,625
  Information Technology (2.1%):
   400,000   IBM Credit Corp., 6.38%, 6/15/00..........................      402,000
  Printing (2.6%):
   500,000   R.R. Donnelly, 6.03%, 6/22/98.............................      501,250
  Telecommunications (4.7%):
   900,000   AT&T Capital Corp., 5.90%, 7/10/98........................      894,375
                                                                         -----------
  Total Corporate Bonds................................................    5,757,155
                                                                         -----------
  U.S. GOVERNMENT AGENCIES (1.1%):
  Federal National Mortgage Assoc.:
   209,629   7.00%, 8/1/08.............................................  $   211,231
                                                                         -----------
  Total U.S. Government Agencies.......................................      211,231

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                                SHORT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                             VALUE
  ---------------------------------------------------------------------  -----------
  U.S. TREASURY NOTES (60.0%):
  1,265,000  6.00%, 6/30/96............................................    1,268,378
   200,000   6.88%, 10/31/96...........................................      202,444
   770,000   7.25%, 11/15/96...........................................      782,459
   585,000   7.50%, 1/31/97............................................      598,157
  3,300,000  6.50%, 5/15/97............................................    3,341,613
   780,000   6.75%, 5/31/97............................................      792,761
   250,000   5.88%, 7/31/97............................................      251,020
  1,700,000  6.50%, 8/15/97............................................    1,724,633
  1,000,000  6.88%, 8/31/99............................................    1,036,710
   400,000   7.50%, 10/31/99...........................................      423,960
  1,000,000  7.75%, 1/31/00............................................    1,071,740
                                                                         -----------
  Total U.S. Treasury Notes............................................   11,493,875
                                                                         -----------
  INVESTMENT COMPANIES (1.1%):
   211,485   Prairie U.S. Government Securities Cash Management Fund...      211,485
                                                                         -----------
  Total Investment Companies...........................................      211,485
                                                                         -----------
             Total (Cost - $18,675,599)(a) (98.4%).....................  $18,855,613
                                                                         -----------
                                                                         -----------

------------------------------
Percentages indicated are based on net assets of $19,156,786.

 (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $2,847. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................................................  $ 177,167
Unrealized depreciation......................................................       0.00
                                                                               ---------
Net unrealized appreciation..................................................  $ 177,167
                                                                               ---------
                                                                               ---------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                             INTERMEDIATE BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                             VALUE
  ---------------------------------------------------------------------  -----------
  ASSET BACKED SECURITIES (5.8%):
   967,048   Chase Manhattan Grantor Trust 1995-A, 6.00%, 9/17/01......  $   968,643
   463,584   Honda 94A Auto Receivables, 4.80%, 8/15/99................      458,577
   392,914   Premier 93-2A3 Auto Receivables, 4.90%, 10/15/98..........      389,339
   190,349   Premier 94-4A2 Auto Receivables, 5.75%, 11/2/96...........      190,291
                                                                         -----------
  Total Asset Backed Securities........................................    2,006,850
                                                                         -----------
  CORPORATE BONDS (33.2%):
  Banking (9.9%):
   850,000   Citicorp, 6.65%, 5/15/00..................................      861,687
  1,500,000  First Bank Systems Subordinate Notes, 6.88%, 9/15/07......    1,501,875
  1,000,000  Old Kent Bank Notes, 6.88%, 4/15/98.......................    1,021,250
                                                                         -----------
                                                                           3,384,812
                                                                         -----------
  Electric Utility (4.4%):
  1,500,000  Puget Sound Power & Light, 6.50%, 9/14/99.................    1,513,125
                                                                         -----------
  Financial (8.7%):
   600,000   American General Finance, 7.15%, 5/15/97..................      609,750
  1,500,000  CIT Group Holdings, 6.63%, 6/15/05........................    1,496,250
   850,000   Transamerica Financial Corp., 7.40%, 7/29/99..............      878,688
                                                                         -----------
                                                                           2,984,688
                                                                         -----------
  Industrial Goods & Services (5.9%):
  1,000,000  Hanson Overseas, PLC, 6.75%, 9/15/05......................    1,000,000
  1,000,000  Rockwell International Corp., 7.63%, 2/17/98..............    1,031,250
                                                                         -----------
                                                                           2,031,250
                                                                         -----------
  Telecommunications (4.3%):
  1,500,000  AT&T Capital Corp., 5.90%, 7/10/98........................    1,490,625
                                                                         -----------
  Total Corporate Bonds................................................   11,404,500
                                                                         -----------
  U.S. GOVERNMENT AGENCIES (24.7%):
  Federal Home Loan Bank:
  2,000,000  8.09%, 12/28/04...........................................    2,240,520
  Federal National Mortgage Assoc.:
  1,731,719  7.00%, 8/1/08.............................................    1,744,949
  1,974,318  7.00%, 2/1/24.............................................    1,958,266

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                             INTERMEDIATE BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                             VALUE
  ---------------------------------------------------------------------  -----------
  U.S. GOVERNMENT AGENCIES (CONTINUED):
  Government National Mortgage Assoc.:
  1,182,576  6.50%, 4/15/24............................................  $ 1,150,481
  Tennessee Valley Authority:
  1,400,000  6.38%, 6/15/05............................................    1,405,250
                                                                         -----------
  Total U.S. Government Agencies.......................................    8,499,466
                                                                         -----------
  U.S. TREASURY NOTES (30.3%):
  2,000,000  7.50%, 1/31/97............................................    2,044,980
   150,000   7.25%, 2/15/98............................................      154,968
  1,000,000  8.13%, 2/15/98............................................    1,051,860
   500,000   6.13%, 5/15/98............................................      505,055
  3,975,000  6.38%, 1/15/00............................................    4,059,191
  1,000,000  7.75%, 1/31/00............................................    1,071,740
  1,500,000  6.13%, 7/31/00............................................    1,518,270
                                                                         -----------
  Total U.S. Treasury Notes............................................   10,406,064
                                                                         -----------
  U.S. TREASURY BONDS (4.2%):
  1,200,000  8.13%, 8/15/19............................................    1,443,504
                                                                         -----------
  Total U.S. Treasury Bonds............................................    1,443,504
                                                                         -----------
  INVESTMENT COMPANIES (0.8%):
   278,801   Prairie U.S. Government Securities Cash Management Fund...      278,801
                                                                         -----------
  Total Investment Companies...........................................      278,801
                                                                         -----------
             Total (Cost - $33,109,393)(a) (99.0%).....................  $34,039,185
                                                                         -----------
                                                                         -----------

------------------------------
Percentages indicated are based on net assets of $34,390,923.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................................................  $ 930,730
Unrealized depreciation......................................................       (938)
                                                                               ---------
Net unrealized appreciation..................................................  $ 929,792
                                                                               ---------
                                                                               ---------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                                OPPORTUNITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                            VALUE
  ---------------------------------------------------------------------  ----------
  ASSET BACKED SECURITIES (0.9%):
   222,658   General Motors Acceptance Corp., 7.15%, 3/15/00...........  $  225,804
                                                                         ----------
  Total Asset Backed Securities........................................     225,804
                                                                         ----------
  CORPORATE BONDS (15.2%):
  Automobiles (2.1%):
   500,000   General Motors Acceptance Corp.: 8.63%, 6/15/99...........     536,250
                                                                         ----------
  Banking (2.7%):
   200,000   Citicorp, 6.65%, 5/15/00..................................     202,750
   500,000   First Bank Systems Subordinate Notes, 6.88%, 9/15/07......     500,625
                                                                         ----------
                                                                            703,375
                                                                         ----------
  Consumer Goods & Services (1.2%):
   300,000   Wal-Mart Stores, 5.50%, 3/1/98............................     296,625
                                                                         ----------
  Electric Utility (4.0%):
   500,000   Union Electric, 6.88%, 8/1/04.............................     516,250
   500,000   Virginia Electric Power Co., 7.38%, 7/1/02................     525,625
                                                                         ----------
                                                                          1,041,875
                                                                         ----------
  Financial (2.3%):
   400,000   CIT Group Holdings, 6.63%, 6/15/05........................     399,000
   190,000   Transamerica Financial Corp., 7.40%, 7/29/99..............     196,412
                                                                         ----------
                                                                            595,412
                                                                         ----------
  Industrial Goods & Services (2.9%):
   500,000   Hanson Overseas, PLC, 6.75%, 9/15/05......................     500,000
   250,000   Rockwell International Corp., 7.63%, 2/17/98..............     257,813
                                                                         ----------
                                                                            757,813
                                                                         ----------
  Total Corporate Bonds................................................   3,931,350
                                                                         ----------
  U.S. GOVERNMENT AGENCIES (34.0%):
  Federal Home Loan Bank:
   250,000   7.81%, 7/17/96............................................     254,007
  1,300,000  8.09%, 12/28/04...........................................   1,456,338
  Federal Home Loan Mortgage Corp.:
  1,225,000  6.50%, 10/1/10............................................   1,216,572
   980,000   7.00%, 9/1/25.............................................     972,954

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                                OPPORTUNITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                            VALUE
  ---------------------------------------------------------------------  ----------
  U.S. GOVERNMENT AGENCIES (CONTINUED):
  Federal National Mortgage Assoc:
   493,579   7.00%, 2/1/24.............................................  $  489,567
   494,918   7.00%, 6/1/24.............................................     490,969
  1,530,000  6.50%, 10/1/25............................................   1,486,012
  Government National Mortgage Assoc:
   980,000   6.50%, 1/15/24............................................     953,540
   387,468   6.50%, 4/15/24............................................     376,953
   503,907   6.50%, 5/15/24............................................     490,055
  Tennessee Valley Authority:
   600,000   6.38%, 6/15/05............................................     602,250
                                                                         ----------
  Total U.S. Government Agencies.......................................   8,789,217
                                                                         ----------
  U.S. TREASURY NOTES (26.5%):
   500,000   6.00% 8/31/97.............................................     503,215
  1,500,000  6.88%, 8/31/99............................................   1,555,065
  3,050,000  7.75%, 11/30/99...........................................   3,262,311
  1,500,000  6.13%, 7/31/00............................................   1,518,270
                                                                         ----------
  Total U.S. Treasury Notes............................................   6,838,861
                                                                         ----------
  U.S. TREASURY BONDS (17.7%):
  1,000,000  8.88%, 8/15/17............................................   1,285,080
   800,000   8.13%, 8/15/19............................................     962,336
  1,700,000  8.13%, 8/15/21............................................   2,056,694
   250,000   7.25% 8/15/22.............................................     275,835
                                                                         ----------
  Total U.S. Treasury Bonds............................................   4,579,945
                                                                         ----------
  U.S. TREASURY STRIPS (2.0%):
  1,760,000  8/15/14...................................................     523,371
                                                                         ----------
  Total U.S. Treasury Strips...........................................     523,371
                                                                         ----------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                                OPPORTUNITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                            VALUE
  ---------------------------------------------------------------------  ----------
  INVESTMENT COMPANIES (2.4%):
   603,970   Prairie U.S. Government Securities Cash Management Fund...  $  603,970
                                                                         ----------
  Total Investment Companies...........................................     603,970
                                                                         ----------
             Total (Cost-$24,892,746)(a) (98.7%).......................  $25,492,518
                                                                         ----------
                                                                         ----------

------------------------------
Percentages indicated are based on net assets of $25,821,911.

 (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................................  $ 599,772
Unrealized depreciation......................................       0.00
                                                               ---------
Net unrealized appreciation..................................  $ 599,772
                                                               ---------
                                                               ---------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                               U.S. TREASURY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1995

   SHARES OR
   PRINCIPAL                          SECURITY                             MARKET
    AMOUNT                          DESCRIPTION                             VALUE
  ---------------------------------------------------------------------  -----------
  U.S. TREASURY NOTES (81.8%):
   450,000   8.50%, 7/15/97............................................  $   470,655
   850,000   8.63%, 8/15/97............................................      892,628
   500,000   5.88%, 8/15/98............................................      502,170
  1,000,000  7.50%, 10/31/99...........................................    1,059,900
  1,440,000  7.75%, 12/31/99...........................................    1,542,067
   765,000   7.75%, 1/31/00............................................      819,881
  1,000,000  8.00%, 5/15/01............................................    1,100,290
   500,000   7.25%, 8/15/04............................................      541,115
   780,000   7.88%, 11/15/04...........................................      878,623
  1,000,000  7.50%, 2/15/05............................................    1,102,630
                                                                         -----------
  Total U.S. Treasury Notes............................................    8,909,959
                                                                         -----------
  U.S. TREASURY STRIPS (12.5%):
  1,200,000  8/15/99...................................................      967,680
   550,000   8/15/01...................................................      394,350
                                                                         -----------
  Total U.S. Treasury Strips...........................................    1,362,030
                                                                         -----------
  INVESTMENT COMPANIES (4.0%):
   434,648   Prairie U.S. Government Securities Cash Management........      434,648
                                                                         -----------
  Total Investment Companies...........................................      434,648
                                                                         -----------
             Total (Cost - $10,376,263)(a) (98.3%).....................  $10,706,637
                                                                         -----------
                                                                         -----------

------------------------------
Percentages indicated are based on net assets of $10,894,268.

 (a) Represents cost for financial purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $3,469. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.......................................................  $  326,905
Unrealized depreciation.......................................................           0
                                                                                -----------
Net unrealized appreciation...................................................  $  326,905
                                                                                -----------
                                                                                -----------

                       See notes to financial statements.

                        PAYDEN & RYGEL INVESTMENT GROUP
                                 DOMESTIC FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995

1.  ORGANIZATION

    Payden & Rygel Limited Maturity Fund, Payden & Rygel Short Bond Fund, Payden & Rygel Intermediate Bond Fund, Payden & Rygel Opportunity Fund, and Payden & Rygel U.S. Treasury Fund ("Funds"), are non-diversified series of Payden & Rygel Investment Group ("Group"), a Massachusetts business trust organized on January 22, 1992. The Group is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds offer both Class A and Class B shares; however, as of October 31, 1995 there have been no Class B shares issued. Class B shares are subject to certain fees under a shareholder service plan (the "Plan"); Class A shares do not participate in the Plan. Both classes of shares have identical rights and privileges except with respect to the shareholder service fees borne by Class B and voting rights on matters affecting a single class. The Group is authorized to issue an unlimited number of shares of each class which are units of beneficial interest with a par value of $.001 per share.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds:

    SECURITIES VALUATION

    Portfolio securities are valued on the basis of quotes obtained from dealers or from a pricing service with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by brokers in the case of other securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to guidelines established by the Board of Trustees. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless Payden & Rygel (the "Adviser") determines that such basis does not represent fair value.

    INVESTMENT TRANSACTIONS AND RELATED INCOME

    Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums or original issue discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax regulations. Realized gains or losses on investment transactions are determined on the identified cost basis.

    REPURCHASE AGREEMENTS

    Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Funds under each agreement.

    DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when issued or delayed delivery basis and sell securities on a delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than seven days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. There were no such commitments included in the Funds' schedules of portfolio investments at October 31, 1995.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly, and distributable net realized capital gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

    Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    FEDERAL INCOME TAXES

    It is the policy of each of the Funds to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue

Code ("Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    The Funds each file a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes.

    OTHER

    Shared expenses incurred by the Group are allocated among the series of the Group on the basis of relative net assets. Series-specific expenses are charged to each series as incurred. Fund expenses not specific to any class will be allocated between the classes based upon net assets of each class. Class-specific expenses will be charged to each class as incurred.

3.  PURCHASES AND SALES OF INVESTMENTS

    Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 1995 were as follows:

                                 PURCHASES      SALES
                                -----------  -----------
Limited Maturity Fund.........  $15,496,419  $12,040,711
Short Bond Fund...............  $31,586,991  $15,330,949
Intermediate Bond Fund........  $70,593,504  $48,154,898
Opportunity Fund..............  $44,757,951  $20,700,453
U.S. Treasury Fund............  $15,252,749  $ 5,315,970

    Purchases and sales of long-term U.S. Government Securities for the year ended October 31, 1995 were as follows:

                                 PURCHASES      SALES
                                -----------  -----------
Limited Maturity Fund.........  $ 8,969,797  $ 4,438,195
Short Bond Fund...............  $23,908,335  $12,638,831
Intermediate Bond Fund........  $57,345,017  $39,691,436
Opportunity Fund..............  $42,648,280  $21,799,089
U.S. Treasury Fund............  $15,252,749  $ 5,315,970

4.  UNAMORTIZED ORGANIZATION COSTS

    The expenses incurred in connection with the organization and registration of the Limited Maturity Fund, the Short Bond Fund, the Intermediate Bond Fund, the Opportunity Fund and the U.S. Treasury Fund ($4,939, $837, $837, $837 and $3,926, respectively) are being reimbursed to the Adviser. As of October 31, 1995, organization costs of $3,719 for the Limited Maturity Fund and $825 for the U.S. Treasury fund have been amortized. Organization costs for the Short Bond Fund, the Intermediate Bond Fund and the Opportunity Fund have been fully amortized.

5.  RELATED PARTY TRANSACTIONS

    Investment advisory services are provided to the Funds by Payden & Rygel. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds at an annualized rate of .28% on net assets up to $1 billion and decreasing to .25% on net assets over $1 billion. The Adviser has agreed to limit the total expenses, including advisory fees, of the Limited Maturity Fund to 0.30%, the Short Bond Fund to .40%, and the total expenses of the Intermediate Bond Fund, the Opportunity Fund and the U.S. Treasury Fund to .45% of each Fund's average daily net assets on an annualized basis (exclusive of interest, taxes, brokerage commissions, blue sky fees, 12b-1 fees [if any such plan is adopted in the future] and extraordinary expenses). The Funds remain liable to the Adviser for expenses subsidized in any fiscal year. As of October 31, 1995, the Adviser has subsidized expenses of $141,585, $133,920, $135,186,
$128,947 and $75,036 for the Limited Maturity Fund, the Short Bond Fund, the Intermediate Bond Fund, the Opportunity Fund and the U.S. Treasury Fund, respectively. The deferred expense subsidies will be recognized in the statement of operations in future periods, if expense limits permit.

    The Adviser has incurred certain expenses in connection with the offering of multiple class shares that will be charged to the Group upon the initial sale of Class B shares to the public. Such expenses, approximately $40,000 as of October 31, 1995, will be allocated to all series of the Group that offer Class B shares on the basis of relative net assets at the time of the initial sale of Class B shares, and will be prorated between the classes on the basis of eligible net assets of each class over a five year period.

    Payden & Rygel Distributors Inc., an affiliate of Payden & Rygel, serves as the distributor for the Funds and is not entitled to receive any fees under the distribution agreement.

    On October 10, 1995, The Winsbury Company Limited Partnership changed its name to BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"). BISYS and BISYS Fund Services Ohio, Inc. are subsidiaries of the BISYS Group, Inc.

    BISYS serves as administrator (the "Administrator") to the Group. Under the terms of the administration agreement, BISYS receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of .10% on net assets up to $250 million and decreasing to .02% on net assets over $1 billion.

    From time to time, fees may be permanently reduced on a voluntary basis by the Adviser and Administrator in order to assist the Group in maintaining certain specified expense ratios. No fees were waived for the year ended October 31, 1995, for the Limited Maturity Fund, Short Bond Fund, Intermediate Bond Fund, and Opportunity Fund. For the period January 3, 1995 (commencement of operations) to October 31, 1995, the Adviser and Administrator waived $2,549 and $766, respectively, for the U.S. Treasury Fund.

    BISYS Fund Services Ohio, Inc., ("Company"), serves as transfer agent to the Group. Under the terms of the transfer agency agreement, the Company is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. The Company also serves as fund accountant. Under the terms of the fund accounting agreement, the Company receives fees monthly at an annual rate of $20,000 for each Fund, plus certain out-of-pocket expenses. Total transfer agent and fund accounting fees were $29,492 for the Limited Maturity Fund, $27,407 for the Short Bond Fund, $27,587 for the Intermediate Bond Fund and $25,263 for the Opportunity Fund for the year ended October 31, 1995. For the period January 3, 1995 (commencement of operations) to October 31, 1995, total transfer agent and fund accounting fees were $23,061 for the U.S. Treasury Fund.

    Certain officers and trustees of the Group are affiliated with the Adviser or Administrator. Such officers and trustees receive no fees from the Funds for serving as officers and trustees of the Group.

    Effective January 1, 1996, Treasury Plus Inc., a subsidiary of Payden & Rygel will serve as administrator to the Group. Effective November 11, 1995, Investors Fiduciary Trust Company will serve as transfer agent to the Group, and as of January 1, 1996, they will serve as fund accountant.

6.  FEDERAL INCOME TAXES:

    At October 31, 1995, the Limited Maturity Fund had capital loss carryforwards of $1,971 for Federal income tax purposes. These carryforwards, which expire in the year 2002, are available to offset future capital gains, if any.

PAYDEN & RYGEL INVESTMENT GROUP
DOMESTIC FUNDS
FINANCIAL HIGHLIGHTS

                                                    INCOME FROM                       DISTRIBUTIONS TO
                                               INVESTMENT ACTIVITIES                    SHAREHOLDERS

                                                                                                                 Net
                          Net Asset                 Net realized      Total         From          Total         Asset
                           Value,        Net       and unrealized      from         net           from         Value,
                          Beginning   investment   gains (losses)   investment   investment    shareholder     End of     Total
                          of Period     income     on investments   activities     income     distributions    Period     Return

------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY

------------------------------------------------------------------------------------------------------------------------------
FUND

Year ended                $  10.00    $    0.56    $        0.07    $    0.63    $   (0.57)   $      (0.57)   $   10.06   6.43%
October 31, 1995

For the period               10.00         0.19            (0.01)        0.18        (0.18)          (0.18)       10.00   1.84%(b)
May 2, 1994 to
October 31, 1994 (a)

------------------------------------------------------------------------------------------------------------------------------
SHORT BOND FUND

Year ended                    9.68         0.54             0.36         0.90        (0.54)          (0.54)       10.04   9.56%
October 31, 1995

For the period               10.00         0.34            (0.32)        0.02        (0.34)          (0.34)        9.68   0.21%(b)
December 31, 1993 to
October 31, 1994 (a)

------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND

------------------------------------------------------------------------------------------------------------------------------
FUND

Year ended                    9.30         0.57             0.55         1.12        (0.57)          (0.57)        9.85   12.43%
October 31, 1995

For the period               10.00         0.35            (0.70)       (0.35)       (0.35)          (0.35)        9.30   (3.52)%(b)
December 31, 1993 to
October 31, 1994 (a)

                                                    RATIOS/SUPPLEMENTARY DATA
                                                       Ratio                       Ratio
                             Net         Ratio        of net         Ratio        of net
                           assets         of        investment        of        investment
                           at end      expenses       income       expenses       income
                             of           to            to            to            to
                           period       average       average       average       average     Portfolio
                            (000)     net assets    net assets    net assets*   net assets*    Turnover
-------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY
------------------------------------------------------------------------------------------------------------------------------
FUND
Year ended                $  18,414      0.33%         5.59%         0.83%         5.09%         166.07%
October 31, 1995
For the period               14,248      0.41%(c)      4.74%(c)      2.92%(c)      2.23%(c)       86.35%
May 2, 1994 to
October 31, 1994 (a)
------------------------------------------------------------------------------------------------------------------------------
SHORT BOND FUND
Year ended                   19,157      0.40%         5.72%         1.03%         5.09%         170.27%
October 31, 1995
For the period                2,592      0.48%(c)      4.47%(c)      4.56%(c)      0.39%(c)      186.85%
December 31, 1993 to
October 31, 1994 (a)
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------
FUND
Year ended                   34,391      0.45%         6.10%         0.68%         5.87%         189.00%
October 31, 1995
For the period               14,312      0.46%(c)      5.39%(c)      2.03%(c)      3.82%(c)      358.23%
December 31, 1993 to
October 31, 1994 (a)

* During the period, certain expenses were subsidized by the Adviser. If such expense subsidies had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                   36                                      37

PAYDEN & RYGEL INVESTMENT GROUP
DOMESTIC FUNDS
FINANCIAL HIGHLIGHTS

                                                INCOME FROM                       DISTRIBUTIONS TO
                                           INVESTMENT ACTIVITIES                    SHAREHOLDERS

                                                                                                             Net
                      Net Asset                 Net realized      Total         From          Total         Asset
                       Value,        Net       and unrealized      from         net           from         Value,
                      Beginning   investment   gains (losses)   investment   investment    shareholder     End of      Total
                      of Period     income     on investments   activities     income     distributions    Period     Return

-----------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND

Year ended October    $   9.09    $    0.57    $        0.87    $    1.44    $   (0.57)   $      (0.57)   $    9.96   16.39%
31, 1995

For the period           10.00         0.37            (0.91)       (0.54)       (0.37)          (0.37)        9.09   (5.49)%(b)
December 31, 1993 to
October 31, 1994 (a)

-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY FUND

For the period           10.00         0.53             0.61         1.14        (0.53)          (0.53)       10.61   11.61%(b)
January 3, 1995 to
October 31, 1995 (a)

                                                RATIOS/SUPPLEMENTARY DATA
                                                   Ratio                       Ratio
                         Net         Ratio        of net         Ratio        of net
                       assets         of        investment        of        investment
                       at end      expenses       income       expenses       income
                         of           to            to            to            to
                       period       average       average       average       average     Portfolio
                        (000)     net assets    net assets    net assets*   net assets*    Turnover
-----------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Year ended October    $  25,822      0.45%         6.20%      1.11%         5.55%            252.09%
31, 1995
For the period            3,030      0.49%(c)      5.25%(c)   4.52%(c)      1.22%(c)         513.35%
December 31, 1993 to
October 31, 1994 (a)
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY FUND
For the period           10,894      0.45%(c)      6.31%(c)   1.84%(c)      4.92%(c)          87.10%
January 3, 1995 to
October 31, 1995 (a)

* During the period, certain fees were voluntarily reduced and certain expenses were subsidized by the Adviser. If such voluntary fee reductions and expense subsidies had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                   38                                      39

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Payden & Rygel Limited Maturity Fund
Payden & Rygel Short Bond Fund,
Payden & Rygel Intermediate Bond Fund,
Payden & Rygel Opportunity Fund, and
Payden & Rygel U.S. Treasury Fund:

    We have audited the accompanying statements of assets and liabilities of the Payden & Rygel Limited Maturity Fund, the Payden & Rygel Short Bond Fund, the Payden & Rygel Intermediate Bond Fund, Payden & Rygel Opportunity Fund, and the Payden & Rygel U.S. Treasury Fund, including the schedules of portfolio investments, as of October 31, 1995, and the related statements of operations for the period then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Payden & Rygel Limited Maturity Fund, the Payden & Rygel Short Bond Fund, the Payden & Rygel Intermediate Bond Fund, Payden & Rygel Opportunity Fund, and the Payden & Rygel U.S. Treasury Fund at October 31, 1995, the results of their operations for the period then ended, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dayton, Ohio
December 8, 1995

                               GLOSSARY OF TERMS

ASSET-BACKED SECURITY

    A fixed income investment that is created when a lender pools assets such as auto loans or credit card receivables and sells interests in the asset pool to investors. These pools typically mature in less than five years. In order to receive a AAA credit rating, the issuer of the security will often overcollateralize the pool by placing more assets in the pool than the value of the newly created securities.

AVERAGE MATURITY

    The amount of time until half of the portfolio will mature. This is computed by weighting the time to maturity of each investment by the dollars invested.

CALLABLE BOND

    A bond in which the issuer has the right to prepay the debt prior to the stated maturity date. When interest rates fall, many issuers pay off their existing debt and issue new debt at the lower rate (much like refinancing a mortgage). Callable bonds are generally not as desirable when interest rates are falling and thus their prices do not increase as much as non-callable bonds in market rallies.

COMMERCIAL PAPER

    Typically commercial paper does not exceed 270 days to maturity.

CURRENCY EXPOSURE

    The potential for gain or loss from changes in currency exchange rates. A bond denominated in a foreign currency will increase in value as the U.S. dollar weakens (foreign currency strengthens). Conversely, this same investment will decrease in value as the U.S. dollar strengthens (foreign currency weakens).

CURRENCY HEDGE

    An investment strategy designed to neutralize or change currency exposure. Using the forward exchange market, or currency options, these strategies can reduce the effect of changes in currency exchange rates on the portfolio.

DURATION

    A mathematical calculation that computes a time-weighted value of each cash flow to be received from an investment. Duration is somewhat analogous to a bond's weighted average maturity, and generally increases as the time to maturity increases. Duration is a measure of price sensitivity. The higher the duration, the more the price of an investment will move for a given change in interest rates.

GENERAL OBLIGATION BONDS

    Debt issued by a municipality which is backed by the good faith and credit and general taxing power of the issuer. No specific source of revenue is earmarked to repay the debt. Interest is generally Federal tax-free to investors.

NET ASSET VALUE (NAV)

    The value of the Fund after the deduction of any liabilities and expenses. When divided by the number of shares outstanding, this is the price per share for the Fund.

REVENUE BONDS

    Debt issued by a municipality to finance a particular project such as the construction of roads or airport facilities. The debt is repaid from the revenues of the project. Investors have no recourse to other assets of the municipality should the project be unable to repay its debt. Principal and interest payments are often insured by a third party in order to increase the credit rating of the debt issue and thus improve its attractiveness to investors.

TOTAL RETURN

    The true return on an investment which is the total of interest earned, all realized capital gains and any unrealized capital gains.

VARIABLE RATE DEMAND NOTE

    A municipal debt issue in which the interest rate is reset to meet market demand, generally on a daily or weekly basis. The investor has the right to return the investment at any time at a price of 100 cents on the dollar. Although the debt may not mature for several years, investors consider this to be a short-term investment due to the right to return the note.

YIELD CURVE

    A graph showing the relationship between bond yields and their time to maturity. Yield curves are generally constructed using government bonds. Other fixed income investments, such as corporate bonds or mortgages, are then valued by adding an additional yield to that of the comparable maturity government issue. This additional yield is called the "yield spread" of the investment.

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                                 Payden & Rygel
                                   Investment
                                     Group

        333 SOUTH GRAND AVENUE-32ND FLOOR-LOS ANGELES, CALIFORNIA 90071
                            TELEPHONE (213) 625-1900